Discontinued operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

3. Discontinued operations
In September 2021, the Company’s Board of Directors approved a plan to dispose of its after-school tutoring services for academic subjects in China’s compulsory education system (the “Academic AST Business”) to an unaffiliated third party non-profit
organization (the “Organization”), as part of its effort to fully comply with applicable PRC regulatory requirements. In the end of December 2021, the Organization qualified to operate the Academic AST Business and the Group ceased offering the Academic AST Business. The Group determined to sell the Academic AST Business to the Organization, and the held for sale criteria was met. In February 2022, the disposal was completed without consideration and immaterial disposal loss was recognized accordingly.
The disposal represented a strategic shift that had a major effect on the Group’s operations and financial results and was accounted for as discontinued operations. The Group has classified the historical financial results of Academic AST Business as discontinued operations in the Group’s consolidated statements of operations and comprehensive loss for all periods presented. Additionally, the related assets and liabilities associated with discontinued operations in the prior year consolidated balance sheets were classified as assets/liabilities held for sale to provide the comparable financial information.
The following tables set forth the assets, liabilities classified as held for sale and statement of operations of discontinued operations which were included in the Group’s consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB
Inventories, net	29,699	204
Prepayment and other current assets	35,890	293

Total current assets	65,589	497

Property, equipment and software, net	5,463	1,088

Total non-current assets	5,463	1,088

Total assets	71,052	1,585

Contract liabilities	546,271	—

Total current liabilities	546,271	—

Total liabilities	546,271	—

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	97,473	640,709	1,338,563
Cost of revenues	(61,896)	(293,860)	(421,190)

Gross profit	35,577	346,849	917,373

Operating expenses:
Sales and marketing expenses	(167,136)	(1,223,414)	(862,153)
Research and development expenses	(5,472)	(52,409)	(97,521)
General and administrative expense s	(4,047)	(25,353)	(57,966)

Total operating expenses	(176,655)	(1,301,176)	(1,017,640)

Loss from operations	(141,078)	(954,327)	(100,267)

Net loss from discontinued operations	(141,078)	(954,327)	(100,267)